REGULATORY FRAMEWORK (Details 4)	12 Months Ended
Dec. 31, 2023
Base And Additional Remuneration To Hydroelectric Generators [Member]
IfrsStatementLineItems [Line Items]
Technology and scale	Medium HI Capacity > 120 ≤ 300 MW
Remuneration SE No. 440/21 ($ / MW-month)	170,280
Remuneration SE No. 826/22 ($ / MW-month)	321,421
Remuneration SE No. 869/23 ($ / MW-mes)	809,672
Base And Additional Remuneration To Hydroelectric Generators One [Member]
IfrsStatementLineItems [Line Items]
Technology and scale	Small HI Capacity > 50 ≤ 120 MW
Remuneration SE No. 440/21 ($ / MW-month)	234,135
Remuneration SE No. 826/22 ($ / MW-month)	441,953
Remuneration SE No. 869/23 ($ / MW-mes)	1,113,298
Base And Additional Remuneration To Hydroelectric Generators Two [Member]
IfrsStatementLineItems [Line Items]
Technology and scale	Medium Pumped HI Capacity > 120 ≤ 300 MW
Remuneration SE No. 440/21 ($ / MW-month)	170,280
Remuneration SE No. 826/22 ($ / MW-month)	321,421
Remuneration SE No. 869/23 ($ / MW-mes)	809,672
Base And Additional Remuneration To Hydroelectric Generators Three [Member]
IfrsStatementLineItems [Line Items]
Technology and scale	Renewable HI Capacity ≤ 50 MW
Remuneration SE No. 440/21 ($ / MW-month)	383,130
Remuneration SE No. 826/22 ($ / MW-month)	723,196
Remuneration SE No. 869/23 ($ / MW-mes)	1,821,760